Exhibit 99.1

NISSAN AUTO LEASE TRUST 2016-B

Servicer Report

Collection Period Start	1-Sep-17	Distribution Date	16-Oct-17
Collection Period End	30-Sep-17	30/360 Days	30
Beg. of Interest Period	15-Sep-17	Actual/360 Days	31
End of Interest Period	16-Oct-17

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,357,159,875.53	1,052,708,803.35	1,018,565,143.91	0.7505123
Total Securities		1,357,159,875.53	1,052,708,803.35	1,018,565,143.91	0.7505123
Class A-1 Notes	0.750000%	120,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.260000%	375,000,000.00	245,711,865.29	221,779,393.72	0.5914117
Class A-2b Notes	1.514440%	160,000,000.00	104,837,062.53	94,625,874.66	0.5914117
Class A-3 Notes	1.500000%	388,000,000.00	388,000,000.00	388,000,000.00	1.0000000
Class A-4 Notes	1.610000%	97,000,000.00	97,000,000.00	97,000,000.00	1.0000000
Certificates	0.000000%	217,159,875.53	217,159,875.53	217,159,875.53	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	23,932,471.57	257,997.46	63.8199242	0.6879932
Class A-2b Notes	10,211,187.87	136,718.13	63.8199242	0.8544883
Class A-3 Notes	0.00	485,000.00	0.0000000	1.2500000
Class A-4 Notes	0.00	130,141.67	0.0000000	1.3416667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	34,143,659.44	1,009,857.26

NISSAN AUTO LEASE TRUST 2016-B

Servicer Report

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal	14,656,775.84
Monthly Interest	4,739,863.47

Total Monthly Payments	19,396,639.31
Interest Rate Cap Payments	0.00
Advances:
Aggregate Monthly Payment Advances	747,695.91
Aggregate Sales Proceeds Advance	8,831,183.77

Total Advances	9,578,879.68
Vehicle Disposition Proceeds:
Reallocation Payments	11,730,265.47
Repurchase Payments	0.00
Net Auction Proceeds	0.00
Recoveries	0.00
Net Liquidation Proceeds	7,191,089.98
Excess Wear and Tear and Excess Mileage	75,205.42
Remaining Payoffs	0.00
Net Insurance Proceeds	945,936.36
Residual Value Surplus	360,632.18

Total Collections	49,278,648.40

NISSAN AUTO LEASE TRUST 2016-B

Servicer Report

Vehicle Disposition Activity for the current month—Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	11,219,347.47			750
Involuntary Repossession	303,805.00			21
Voluntary Repossession	180,993.00			14
Full Termination	—			—
Bankruptcty	26,120.00			2
Insurance Payoff		930,445.52		58
Customer Payoff			71,595.94	4
Grounding Dealer Payoff			3,803,376.80	172
Dealer Purchase			2,040,663.71	89

Total	11,730,265.47	930,445.52	5,915,636.45	1,110

NISSAN AUTO LEASE TRUST 2016-B

Servicer Report

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance—Beginning of Period	58,923	1,265,637,663.21	7.00000%	1,052,708,803.35
Total Depreciation Received		(18,101,626.36)		(14,090,150.51)
Principal Amount of Gross Losses	(103)	(1,939,439.43)		(1,634,649.03)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(679)	(11,526,595.32)		(9,455,735.12)
Scheduled Terminations	(472)	(10,137,548.03)		(8,963,124.78)

Pool Balance—End of Period	57,669	1,223,932,454.07		1,018,565,143.91
Remaining Pool Balance
Lease Payment				248,333,159.21
Residual Value				770,231,984.70

Total				1,018,565,143.91

III. DISTRIBUTIONS

Total Collections				49,278,648.40
Reserve Amounts Available for Distribution				0.00

Total Available for Distribution				49,278,648.40
1. Amounts due Indenture Trustee as Compensation or Indemnity				0.00
2. Reimbursement of Payment Advance				532,351.14
3. Reimbursement of Sales Proceeds Advance				6,777,283.96
4. Servicing Fee:
Servicing Fee Due				877,257.34
Servicing Fee Paid				877,257.34
Servicing Fee Shortfall				0.00

Total Trustee, Advances and Servicing Fee Paid				8,186,892.44

NISSAN AUTO LEASE TRUST 2016-B

Servicer Report

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	257,997.46
Class A-2a Notes Monthly Interest Paid	257,997.46
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	136,718.13
Class A-2b Notes Monthly Interest Paid	136,718.13
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	485,000.00
Class A-3 Notes Monthly Interest Paid	485,000.00
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00

NISSAN AUTO LEASE TRUST 2016-B

Servicer Report

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	130,141.67
Class A-4 Notes Monthly Interest Paid	130,141.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	1,009,857.26
Total Note and Certificate Monthly Interest Paid	1,009,857.26
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	40,081,898.70
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	34,143,659.44
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	34,143,659.44
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00

NISSAN AUTO LEASE TRUST 2016-B

Servicer Report

7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	5,938,239.26
IV. RESERVE ACCOUNT

Initial Reserve Account Amount	6,785,799.38
Required Reserve Account Amount	20,357,398.13
Beginning Reserve Account Balance	20,357,398.13
Additional Cash Infusion	0.00
Reinvestment Income for the Period	0.00
Reserve Fund Available for Distribution	20,357,398.13
Reserve Fund Draw Amount	0.00
Deposit of Remaining Available Collections	5,938,239.26
Gross Reserve Account Balance	26,295,637.39
Remaining Available Collections Released to Seller	5,938,239.26
Total Ending Reserve Account Balance	20,357,398.13

NISSAN AUTO LEASE TRUST 2016-B

Servicer Report

V. POOL STATISTICS

Weighted Average Remaining Maturity			13.33
Monthly Prepayment Speed			107%
Lifetime Prepayment Speed			75%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,539,540.50
Securitization Value of Defaulted Receivables and Casualty Receivables		1,634,649.03	103
Aggregate Defaulted and Casualty Gain (Loss)		(95,108.53)
Pool Balance at Beginning of Collection Period		1,052,708,803.35
Net Loss Ratio
Current Collection Period		-0.0090%
Preceding Collection Period		-0.0207%
Second Preceding Collection Period		0.0158%
Third Preceding Collection Period		-0.0228%
Cumulative Net Losses for all Periods		0.1609%	2,183,483.89

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.85%	8,955,814.99	498
61-90 Days Delinquent	0.23%	2,389,931.32	133
91-120 Days Delinquent	0.07%	702,847.55	44
More than 120 Days	0.01%	100,366.67	6

Total Delinquent Receivables:	1.14%	12,148,960.53	681

NISSAN AUTO LEASE TRUST 2016-B

Servicer Report

61+ Days Delinquencies as Percentage of Receivables	Amount	Number
Current Collection Period	0.30%	0.31%
Preceding Collection Period	0.29%	0.30%
Second Preceding Collection Period	0.26%	0.24%
Third Preceding Collection Period	0.20%	0.20%
60 Day Delinquent Receivables	3,775,556.55
Delinquency Percentage	0.36%
Delinquency Trigger	4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	11,219,347.47	750
Securitization Value	11,564,044.19	750

Aggregate Residual Gain (Loss)	(344,696.72)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	52,315,457.85	3,503
Cumulative Securitization Value	56,294,494.99	3,503

Cumulative Residual Gain (Loss)	(3,979,037.14)

NISSAN AUTO LEASE TRUST 2016-B

Servicer Report

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance	9,591,575.21
Reimbursement of Outstanding Advance	6,777,283.96
Additional Advances for current period	8,831,183.77

Ending Balance of Residual Advance	11,645,475.02

Beginning Balance of Payment Advance	1,698,520.80
Reimbursement of Outstanding Payment Advance	532,351.14
Additional Payment Advances for current period	747,695.91

Ending Balance of Payment Advance	1,913,865.57

NISSAN AUTO LEASE TRUST 2016-B

Servicer Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO